As filed with the Securities and Exchange Commission on August 26, 2015

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2015 (Unaudited)

Principal Amount $ /Shares	Security Description	Rate		Maturity	Value $
Bank Loans - 14.7%
7,790,475	Albertson’s Holdings LLC, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B4	5.50%	#	08/25/2021	7,838,815
2,850,000	Alfred Fueling Systems, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	06/20/2022	2,835,750
2,821,500	Alfred Fueling Systems, Inc., Guaranteed Senior Secured 1st Lien Term Loan	4.75%	#	06/18/2021	2,837,963
551,868	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Delayed-Draw Term Loan, Tranche B	6.38%	# &	08/13/2018	556,352
8,304,087	Alinta Energy Finance Pty Ltd., Senior Secured 1st Lien Term Loan, Tranche B	6.38%	#	08/13/2019	8,371,557
8,000,000	Allflex Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	8.00%	#	07/19/2021	8,062,520
5,998,778	American Renal Holdings, Inc., Secured 2nd Lien Delayed-Draw Term Loan	8.50%	#	02/20/2020	5,995,029
2,119,455	American Tire Distributors, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	09/01/2021	2,141,985
5,800,000	Apollo Security Services Borrower LLC, Secured 2nd Lien Term Loan	9.75%	#	07/01/2022	5,727,500
6,000,000	Applied Systems, Inc., Secured 2nd Lien Term Loan, Tranche B	7.50%	#	01/24/2022	6,030,000
5,993,721	Avaya, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B7	6.25%	#	05/29/2020	5,809,624
6,893,663	BMC Software Finance, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.00%	#	09/10/2020	6,509,134
8,591,842	Candy Intermediate Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	7.50%	#	06/18/2018	8,570,362
8,000,000	Capital Automotive LP, Guaranteed Secured 2nd Lien Term Loan	6.00%	#	04/30/2020	8,142,480
3,000,000	Compuware Corporation, Senior Secured 1st Lient Term Loan, Tranche B2	6.25%	#	12/15/2021	2,937,195
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan	8.75%	#	07/02/2021	2,762,250
3,701,400	DI Purchaser, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	12/15/2021	3,719,907
1,442,750	Douglas Dynamics LLC, Guarnateed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	12/31/2021	1,453,571
1,940,000	Dynacast International LLC, Secured 2nd Lien Term Loan	9.50%	#	01/30/2023	1,944,850
2,905,000	Eden Financing, Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	04/28/2022	2,890,475
5,255,088	Emerald Expositions Holdings, Inc., Senior Secured 1st Lien Term Loan, Tranche B	4.75%	#	06/17/2020	5,255,088
6,063,857	EnergySolutions LLC, Senior Secured 1st Lien Term Loan, Tranche B	6.75%	#	05/29/2020	6,099,240
1,935,000	eResearch Technology, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.50%	#	05/08/2022	1,931,981
1,571,222	Filtration Group, Inc. Senior Secured 2nd Lien Term Loan, Tranche B	8.25%	#	11/19/2021	1,579,557
5,944,444	Four Seasons Holdings, Inc., Guaranteed Secured 2nd Lien Term Loan	6.25%	#	12/28/2020	5,966,736
2,856,990	Fram Group Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan	7.00%	#	07/28/2017	2,747,182
5,954,545	Freescale Semiconductor, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B5	5.00%	#	01/15/2021	5,984,318
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan	9.00%	#	07/01/2022	5,529,000
5,000,000	Jazz Acquisition, Inc., Secured 2nd Lien Term Loan	7.75%	#	06/17/2022	4,862,500
5,840,595	KIK Custom Products, Inc., Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	04/29/2019	5,862,498
3,860,325	Lattice Semiconductor Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/10/2021	3,874,801
6,000,000	Longview Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.00%	#	04/13/2021	6,056,250
6,850,000	Mauser Holding GmbH, Guaranteed Secured 2nd Lien Term Loan	8.25%	#	07/29/2022	6,835,033
6,000,000	Mitchell International, Inc., Guaranteed Secured 2nd Lien Term Loan	8.50%	#	10/11/2021	6,007,500
6,000,000	Murray Energy Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	7.50%	#	04/16/2020	5,579,040
2,953,539	National Financial Partners Corporation, Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	07/01/2020	2,953,082
3,770,000	National Vision, Inc., Secured 2nd Lien Term Loan	6.75%	#	03/11/2022	3,694,600
5,974,763	North American Lifting, Guaranteed Senior Secured 1st Lien Term Loan	5.50%	#	11/27/2020	5,788,052
3,880,000	NVA Holdings, Inc., Secured 2nd Lien Term Loan	8.00%	#	08/12/2022	3,894,550
3,095,000	P2 Upstream Acquisition Company, Guaranteed Secured 2nd Lien Term Loan	9.00%	#	04/30/2021	2,888,656
1,970,000	P2 Upstream Acquisition Company, Guaranteed Senior Secured 1st Lien Term Loan	5.00%	#	10/30/2020	1,937,170
2,910,000	Packaging Coordinators, Inc., Secured 2nd Lien Term Loan	9.00%	#	08/01/2022	2,880,900
2,118,988	Packaging Coordinators, Inc., Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	07/30/2021	2,118,987
7,830,151	Performance Food Group, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.25%	#	11/14/2019	7,869,302
5,481,705	PGX Holdings, Inc., Senior Secured 1st Lien Term Loan	6.25%	#	09/29/2020	5,511,416
6,000,000	PharMEDium Healthcare Corporation, Secured 2nd Lien Term Loan	7.75%	#	01/28/2022	6,030,000
5,210,857	Polyconcept Finance BV, Senior Secured 1st Lien Term Loan, Tranche A1	6.00%	#	06/28/2019	5,220,627
4,500,000	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B	8.25%	#	10/03/2022	4,511,250
5,696,203	RCS Capital Corporation, Guaranteed Senior Secured 1st Lien Term Loan	6.50%	#	04/29/2019	5,753,165
4,638,375	Riverbed Technology, Inc., Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	04/25/2022	4,692,296
2,685,000	Sabre Industries, Inc., Guarnateed Senior Secured 1st Lien Term Loan	5.75%	#	02/25/2022	2,693,391
7,960,000	Scientific Games International, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B2	6.00%	#	10/01/2021	7,966,010
7,580,000	Sedgwick, Inc., Guaranteed Senior Secured 2nd Lien Term Loan	6.75%	#	02/28/2022	7,456,825
5,850,000	Solenis International LP, Guaranteed Secured 2nd Lien Term Loan	7.75%	#	07/29/2022	5,676,343
4,740,000	SourceHOV LLC, Senior Secured 1st Lien Term Loan, Tranche B	7.75%	#	10/31/2019	4,376,584
2,910,000	Surgery Center Holdings, Inc. Secured 2nd Lien Term Loan	8.50%	#	11/03/2021	2,910,000
2,039,750	Surgery Center Holdings, Inc., Senior Secured 1st Lien Term Loan	5.25%	#	11/03/2020	2,043,575
7,497,298	TCH-2 Holdings LLC, Senior Secured 1st Lien Term Loan	5.50%	#	05/06/2021	7,492,613
970,000	Tekni-Plex, Inc., Senior Secured 2nd Lien Term Loan	8.75%	#	06/01/2023	974,244
4,726,250	TPF II Power LLC, Senior Secured 1st Lien Term Loan, Tranche B	4.50%	#	10/01/2021	4,773,512
3,410,496	Transtar Holding Company, Secured 2nd Lien Term Loan	10.00%	#	10/09/2019	3,342,286
2,360,000	Transtar Holding Company, Senior Secured 1st Lien Term Loan	5.75%	#	10/09/2018	2,355,575
6,756,050	Travelport Finance Luxembourg S.A.R.L., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	5.75%	#	09/02/2021	6,780,777
4,850,000	TTM Technologies, Inc., Guaranteed Senior Secured 1st Lien Term Loan, Tranche B	6.00%	#	05/31/2021	4,789,375
5,820,000	TWCC Holding Corporation, Secured 2nd Lien Term Loan	7.00%	#	06/26/2020	5,446,560
6,190,000	U.S. Renal Care, Inc., Guaranteed Secured 2nd Lien Term Loan, Tranche B1	8.50%	#	01/03/2020	6,255,769

5,985,000	Veresen Midstream LP, Senior Secured 1st Lien Term Loan, Tranche B	5.25%	#	03/31/2022	6,046,077
2,888,175	Wand Intermediate LP, Senior Secured 1st Lien Term Loan	4.75%	#	09/17/2021	2,902,616
2,910,000	Wand Intermediate LP, Senior Secured 2nd Lien Term Loan	8.25%	#	09/19/2022	2,928,187
289,141	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	292,755
1,650,859	WASH Multifamily Laundry Systems LLC, Senior Secured 2nd Lien Term Loan	8.00%	#	05/15/2023	1,671,495
6,000,000	WNA Holdings, Inc., Secured 2nd Lien Term Loan	8.50%	#	12/07/2020	5,981,250

Total Bank Loans (Cost $330,299,811)					330,207,915

Collateralized Loan Obligations - 7.8%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2	4.53%	# ^	07/15/2026	2,002,953
6,000,000	Adams Mill Ltd., Series 2014-1A-E2	6.52%	# ^	07/15/2026	5,923,834
2,750,000	Apidos Ltd., Series 2012-11A-D	4.52%	#^	01/17/2023	2,753,476
1,000,000	Apidos Ltd., Series 2014-18A-E	6.28%	#^	07/22/2026	885,120
3,602,857	ARES Ltd., Series 2007-12A-E	6.03%	# ^	11/25/2020	3,611,662
3,500,000	ARES Ltd., Series 2012-3A-E	6.02%	# ^	01/17/2024	3,434,433
1,650,000	ARES Ltd., Series 2014-1A-D	5.08%	#^	04/17/2026	1,509,336
3,000,000	Avalon Capital Ltd., Series 2012-1AR-ER	5.87%	#^	04/17/2023	2,991,807
500,000	Birchwood Park Ltd., Series 2014-1A-E2	6.68%	# ^	07/15/2026	500,979
740,000	BlueMountain Ltd., Series 2012-1A-E	5.78%	# ^	07/20/2023	740,902
2,250,000	BlueMountain Ltd., Series 2012-2A-D	4.27%	# ^	11/20/2024	2,255,533
7,000,000	BlueMountain Ltd., Series 2012-2A-E	5.27%	# ^	11/20/2024	6,895,970
1,500,000	BlueMountain Ltd., Series 2015-2A-F	7.08%	#^	07/18/2027	1,369,837
4,500,000	Brookside Mill Ltd., Series 2013-1A-D	3.32%	# ^	04/17/2025	4,251,679
6,500,000	Canyon Capital Ltd., Series 2012-1A-D	4.58%	#^	01/15/2024	6,498,686
3,000,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-C2	4.48%	# ^	07/27/2026	3,010,551
4,500,000	Carlyle Global Market Strategies Ltd., Series 2014-3A-D2	6.53%	# ^	07/27/2026	4,497,625
3,000,000	Cent Ltd., Series 2013-17A-D	6.28%	# ^	01/30/2025	3,001,790
3,450,000	Cent Ltd., Series 2013-18A-D	3.73%	#^	07/23/2025	3,389,396
8,500,000	Cent Ltd., Series 2013-18A-E	4.88%	#^	07/23/2025	7,788,498
6,250,000	Central Park Ltd., Series 2011-1A-F	5.58%	#^	07/23/2022	5,926,528
1,500,000	Dryden Senior Loan Fund, Series 2012-25A-E	5.78%	# ^	01/15/2025	1,475,292
2,000,000	Flatiron Ltd., Series 2012-1X-D	5.78%	#	10/25/2024	1,958,405
1,985,000	Galaxy Ltd., Series 2012-14A-D	4.67%	# ^	11/15/2024	1,990,447
2,750,000	Galaxy Ltd., Series 2012-14X-E	5.66%	#	11/15/2024	2,731,301
3,000,000	Galaxy Ltd., Series 2014-18A-D2	4.58%	#^	10/15/2026	3,011,225
5,000,000	Galaxy Ltd., Series 2014-18A-E2	6.58%	#^	10/15/2026	5,024,867
10,000,000	Goldentree Loan Opportunities Ltd., Series 2015-10A-E1	6.28%	#^	07/20/2027	10,000,000
2,000,000	Halcyon Loan Advisors Funding Ltd., Series 2012-1A-D	5.77%	# ^	08/15/2023	1,939,726
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C	3.76%	# ^	04/28/2025	921,927
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D	5.26%	# ^	04/28/2025	875,000
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E	6.01%	# ^	04/28/2025	844,641
3,500,000	LCM LP, Series 14A-E	4.93%	# ^	07/15/2025	3,225,023
3,500,000	LCM LP, Series 14A-F	5.40%	# ^	07/15/2025	2,993,335
2,500,000	Madison Park Funding Ltd., Series 2014-13X-E	5.28%	#	01/19/2025	2,368,985
9,500,000	Magnetite Ltd., Series 2012-7A-D	5.53%	#^	01/15/2025	9,244,824
9,500,000	Marea Ltd., Series 2012-1A-E	6.38%	# ^	10/15/2023	9,512,044
5,250,000	North End Ltd., Series 2013-1A-D	3.78%	# ^	07/17/2025	5,083,357
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D	3.62%	# ^	07/17/2025	1,928,802
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E	4.77%	# ^	07/17/2025	8,660,802
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D	6.88%	# ^	11/14/2026	2,028,079
1,000,000	Venture Ltd., Series 2012-10A-D	4.48%	# ^	07/20/2022	1,002,519
3,000,000	Venture Ltd., Series 2012-12A-E	5.59%	# ^	02/28/2024	2,849,165
4,000,000	Venture Ltd., Series 2013-14A-D	4.04%	#^	08/28/2025	3,957,352
7,000,000	WhiteHorse Ltd., Series 2012-1A-B1L	4.53%	#^	02/03/2025	6,956,718
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L	5.53%	# ^	02/03/2025	1,172,021
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L	6.78%	# ^	02/03/2025	1,420,583
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L	3.96%	# ^	11/24/2025	3,148,205
2,500,000	Wind River Ltd., Series 2013-2A-D	3.88%	#^	01/18/2026	2,424,382
2,500,000	Wind River Ltd., Series 2013-2A-E	5.03%	#^	01/18/2026	2,255,867

Total Collateralized Loan Obligations (Cost $175,270,611)					174,245,489

Foreign Corporate Bonds - 69.0%
26,900,000	Aeropuertos Dominicanos	9.75%	#	11/13/2019	27,572,500
24,000,000	AES Andres Dominicana Ltd.	9.50%		11/12/2020	25,440,000
19,000,000	AES El Salvador Trust	6.75%		03/28/2023	18,192,500
8,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	7,660,000
24,850,000	Ajecorp B.V.	6.50%		05/14/2022	18,264,750
10,800,000	Altice Finance S.A.	7.75%	^	07/15/2025	10,395,000
6,352,941	Ardagh Packaging Finance	7.00%	^	11/15/2020	6,511,765
2,200,000	Ardagh Packaging Finance	6.00%	^	06/30/2021	2,216,500
102,606	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	102,094
27,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	27,337,500
13,000,000	Avianca Holdings S.A.	8.38%		05/10/2020	13,162,500
3,000,000	Axtel S.A.B. de C.V.	9.00%	#	01/31/2020	3,015,000

1,310,000	Banco Continental SAECA	8.88%		10/15/2017	1,383,032
15,700,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	15,811,392
12,265,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	12,352,020
40,000,000	Banco do Brasil S.A.	9.25%	#†	04/15/2023	38,200,000
6,350,000	Banco do Brasil S.A.	9.00%	#†^	06/18/2024	5,760,720
2,350,000	Banco Regional SAECA	8.13%	^	01/24/2019	2,535,062
3,460,000	Banco Regional SAECA	8.13%		01/24/2019	3,732,475
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	10,540,290
22,700,000	BR Malls International Finance Ltd.	8.50%	†	01/21/2016	22,983,750
25,600,000	Braskem America Finance Company	7.13%		07/22/2041	22,305,280
8,700,000	Braskem Finance Ltd.	7.38%	†	10/04/2015	7,830,000
5,231,000	C10 Capital Ltd.	6.72%	#†	12/31/2016	5,102,840
7,320,000	C5 Capital Ltd.	4.56%	#†	12/29/2049	6,514,800
6,100,000	Camposol S.A.	9.88%		02/02/2017	6,175,640
9,400,000	Camposol S.A.	9.88%	^	02/02/2017	9,516,560
5,310,000	Cencosud S.A.	6.63%		02/12/2045	5,016,872
9,772,000	Cencosud S.A.	6.63%	^	02/12/2045	9,232,556
18,230,000	CFG Investment SAC	9.75%		07/30/2019	17,883,630
22,000,000	CIMPOR Financial Operations B.V.	5.75%		07/17/2024	17,930,000
32,000,000	Colombia Telecomunicaciones S.A.	8.50%	#†^	03/30/2020	33,254,400
30,900,000	Compania Minera Ares S.A.C.	7.75%		01/23/2021	31,865,625
7,000,000	Concordia Healthcare Corporation	7.00%	^	04/15/2023	7,017,500
28,000,000	CorpGroup Banking S.A.	6.75%		03/15/2023	28,227,388
21,860,000	Corporacion Azucarera del Peru S.A.	6.38%		08/02/2022	19,676,514
18,100,000	Cosan Overseas Ltd.	8.25%	†	11/05/2015	18,190,500
15,000,000	Credito Real S.A.B. de C.V.	7.50%	^	03/13/2019	15,750,000
11,800,000	Credito Real S.A.B. de C.V.	7.50%		03/13/2019	12,390,000
38,600,000	Digicel Ltd.	8.25%		09/30/2020	38,793,000
5,000,000	Digicel Ltd.	7.13%	^	04/01/2022	4,712,500
5,000,000	Digicel Ltd.	7.13%		04/01/2022	4,712,500
6,100,000	Ecopetrol S.A.	7.38%		09/18/2043	6,409,270
3,870,000	Ecopetrol S.A.	5.88%		05/28/2045	3,434,625
24,298,000	Evraz Group S.A.	9.50%		04/24/2018	25,141,384
10,000,000	Evraz, Inc. N.A.	7.50%	^	11/15/2019	9,900,000
5,000,000	Far East Capital Ltd. S.A.	8.75%		05/02/2020	3,087,500
15,782,000	Far East Capital Ltd. S.A.	8.75%	^	05/02/2020	9,745,385
7,800,000	Financiera Independencia S.A.B. de .C.V.	7.50%	^	06/03/2019	7,987,200
7,900,000	Financiera Independencia S.A.B. de C.V	7.50%		06/03/2019	8,089,600
8,400,000	Freeport-McMoRan Copper & Gold, Inc.	5.40%		11/14/2034	7,247,503
25,400,000	Freeport-McMoRan Copper & Gold, Inc.	5.45%		03/15/2043	21,209,610
21,000,000	Gazprombank OJSC	7.88%	#†	04/25/2018	16,590,000
10,235,000	GeoPark Latin America Ltd.	7.50%		02/11/2020	8,915,709
9,765,000	GeoPark Latin America Ltd.	7.50%	^	02/11/2020	8,506,291
9,772,000	GFL Environmental, Inc.	7.88%	^	04/01/2020	10,065,160
6,000,000	Gol Finance	8.75%	†	04/05/2011	4,320,000
13,000,000	Gol LuxCo S.A.	8.88%	^	01/24/2022	10,562,500
6,000,000	Gol LuxCo S.A.	8.88%		01/24/2022	4,875,000
17,000,000	Grupo Cementos de Chihuahua S.A.B de C.V.	8.13%		02/08/2020	18,428,000
29,800,000	Grupo Elektra S.A.B. de C.V.	7.25%		08/06/2018	30,843,000
10,000,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	9,003,000
5,800,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	6,179,900
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^	12/18/2020	15,662,850
22,000,000	Grupo Papelero Scribe, S.A.	8.88%		04/07/2020	22,275,000
21,000,000	Grupo Posadas S.A.B. de C.V	7.88%		11/30/2017	22,050,000
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	26,390,000
24,500,000	GTL Trade Finance, Inc.	7.25%		04/16/2044	22,876,875
7,902,000	Inkia Energy Ltd.	8.38%	^	04/04/2021	8,532,580
19,000,000	Inkia Energy Ltd.	8.38%		04/04/2021	20,516,200
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	12,656,250
11,800,000	Instituto Costarricense de Electricidad	6.38%		05/15/2043	9,956,250
10,000,000	Intelsat S.A.	7.75%		06/01/2021	8,387,500
7,000,000	Latam Airlines Group S.A.	7.25%	^	06/09/2020	7,220,458
10,800,000	LBC Tank Terminals Holding B.V.	6.88%	^	05/15/2023	11,205,000
8,525,000	Lundin Mining Corporation	7.50%	^	11/01/2020	9,207,000
7,500,000	Lundin Mining Corporation	7.88%	^	11/01/2022	8,043,750
23,000,000	Magnesita Finance Ltd.	8.63%	†	04/05/2017	18,742,700
24,000,000	Marfrig Holdings B.V.	8.38%		05/09/2018	24,292,800
12,650,000	Marfrig Overseas Ltd.	9.50%		05/04/2020	12,987,755
17,500,000	Minerva Luxembourg S.A.	8.75%	#†^	04/03/2019	17,587,500
13,168,000	Minerva Luxembourg S.A.	8.75%	#†	04/03/2019	13,233,840
990,000	Minerva Luxembourg S.A.	12.25%		02/10/2022	1,094,445
14,970,000	Minerva Luxembourg S.A.	7.75%		01/31/2023	15,119,700
15,000,000	Nitrogenmuvek Zrt	7.88%	^	05/21/2020	14,376,000

15,000,000	Nomos Bank	10.00%		04/26/2019	14,892,000
29,000,000	OAS Financial Ltd.	8.88%	#†^u	04/25/2018	6,061,000
4,784,000	OAS Financial Ltd.	8.88%	#†u	04/25/2018	999,856
5,000,000	Odebrecht Finance Ltd.	7.50%	†	09/14/2015	3,975,000
28,000,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	21,560,000
1,500,000	Pacific Rubiales Energy Corporation	7.25%	^	12/12/2021	1,237,500
12,500,000	Pacific Rubiales Energy Corporation	7.25%		12/12/2021	10,312,500
14,200,000	Pacific Rubiales Energy Corporation	5.13%		03/28/2023	10,224,000
19,800,000	Pacific Rubiales Energy Corporation	5.63%	^	01/19/2025	14,379,750
5,200,000	Pacific Rubiales Energy Corporation	5.63%		01/19/2025	3,776,500
15,000,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	12,487,500
7,300,000	Petra Diamonds PLC	8.25%	^	05/31/2020	7,446,000
17,200,000	Petrobras Global Finance B.V.	6.75%		01/27/2041	15,143,396
10,000,000	Reliance Intermediate Holdings LP	6.50%	^	04/01/2023	10,450,000
550,000	Rio Oil Finance Trust	6.25%		07/06/2024	541,750
11,000,000	RSHB Capital S.A.	8.50%	^	10/16/2023	10,010,000
500,000	RSHB Capital S.A.	8.50%		10/16/2023	455,000
7,500,000	Sappi Papier Holding GmbH	7.50%		06/15/2032	7,125,000
15,119,000	Sappi Papier Holding GmbH	7.50%	^	06/15/2032	14,363,050
15,545,000	Seven Generations Energy Ltd.	8.25%	^	05/15/2020	16,570,970
1,000,000	Seven Generations Energy Ltd.	6.75%	^	05/01/2023	1,002,500
3,800,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%		11/07/2021	3,937,560
12,000,000	Sixsigma Networks Mexico S.A. de C.V.	8.25%	^	11/07/2021	12,434,400
5,000,000	Southern Copper Corporation	6.75%		04/16/2040	5,188,700
13,923,000	Teine Energy Ltd.	6.88%	^	09/30/2022	13,505,310
20,000,000	Telefonica Celular del Paraguay S.A.	6.75%		12/13/2022	20,800,000
21,000,000	TV Azteca S.A.B. de C.V.	7.63%		09/18/2020	22,128,750
12,000,000	Unifin Financiera S.A.P.I. de C.V.	6.25%	^	07/22/2019	11,925,000
20,500,000	Unifin Financiera S.A.P.I. de C.V.	6.25%		07/22/2019	20,371,875
26,000,000	Vedanta Resources PLC	8.25%		06/07/2021	26,586,820
16,600,000	Vedanta Resources PLC	7.13%	^	05/31/2023	15,853,000
12,000,000	VimpelCom Holdings B.V.	7.50%		03/01/2022	11,790,000
17,000,000	VimpelCom Holdings B.V.	5.95%		02/13/2023	15,084,100
25,000,000	VTB Capital S.A.	9.50%	#†	12/06/2022	22,218,750
17,000,000	VTR Finance B.V.	6.88%		01/15/2024	17,413,950

Total Foreign Corporate Bonds (Cost $1,646,492,044)					1,550,473,532

Municipal Bonds - 1.4%
45,000,000	Commonwealth of Puerto Rico	8.00%		07/01/2035	30,487,500

Total Municipal Bonds (Cost $37,983,594)					30,487,500

Non-Agency Commercial Mortgage Backed Obligations - 12.7%
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	10,003,893
10,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	# ^	02/10/2048	8,697,880
99,759,681	Citigroup Commerical Mortgage Trust, Series 2015-GC27-XA	1.60%	# I/O	02/10/2048	10,199,230
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^	08/10/2047	2,456,187
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^	08/10/2047	2,477,826
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^ ¥	08/10/2047	2,181,531
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	# ^ ¥	08/10/2047	–
30,000,000	Great Wolf Trust, Series 2015-WFMZ-M	7.17%	# ^	05/15/2032	30,057,294
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.53%	# ^	04/10/2047	14,352,905
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.35%	# ^ I/O	04/10/2047	4,994,600
4,100,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2003-C1-F	5.83%	# ^	01/12/2037	4,111,107
3,990,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS1	3.49%	# ^	11/15/2031	4,013,433
3,649,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2014-FL6-FMS2	4.14%	# ^	11/15/2031	3,671,496
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	# ^	04/15/2047	11,033,680
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	# ^	04/15/2047	4,602,608
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	# ^ ¥	04/15/2047	8,232,138
12,000,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21	3.90%	#	08/15/2047	9,095,712
55,727,164	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21	0.92%	# I/O	08/15/2047	2,800,680
81,468,272	JPMBB Commercial Mortgage Securities Trust, Series 2014-C26-XA	1.33%	# I/O	01/15/2048	5,884,983
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	# ^	02/15/2048	7,614,664
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.68%	# ^ I/O	02/15/2048	2,830,117
19,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1-AJ	5.48%		02/15/2040	19,706,971
14,068,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.75%	#	02/12/2039	13,666,126
11,815,000	Morgan Stanley Capital, Inc., Series 2007-IQ13-AJ	5.44%		03/15/2044	11,942,968
25,305,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-AJ	6.15%	#	02/15/2051	26,207,490
3,937,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33-B	6.15%	#	02/15/2051	3,963,268
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^	08/15/2050	3,611,546
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.80%	# ^ I/O	08/15/2050	565,906
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.80%	# ^ I/O	08/15/2050	1,224,789
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.22%	#^	06/15/2048	12,945,380
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.22%	#^	06/15/2048	5,219,997

39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.22%	#^¥	06/15/2048	12,450,123
21,973,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	# ^	03/15/2047	16,910,444
87,892,034	WFRBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.66%	# ^ I/O	03/15/2047	8,965,159

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $283,765,295)					286,692,131

Non-Agency Residential Collateralized Mortgage Obligations - 4.5%
17,660,726	PFCA Home Equity Investment Trust, Series 2002-IFC2-A	4.26%	#^	10/22/2033	16,216,492
39,493,338	PFCA Home Equity Investment Trust, Series 2003-IFC3-A	4.47%	#^	08/22/2034	38,456,776
44,322,383	PFCA Home Equity Investment Trust, Series 2003-IFC4-A	4.34%	#^	10/22/2034	42,279,307
4,823,284	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	6.08%	#	03/20/2037	4,442,453

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $101,299,437)					101,395,028

US Corporate Bonds - 25.1%
15,000,000	Affinia Group, Inc.	7.75%		05/01/2021	15,750,000
6,400,000	Agricola Senior Trust	6.75%	^	06/18/2020	6,544,000
11,840,000	Ahern Rentals, Inc.	7.38%	^	05/15/2023	11,751,200
7,000,000	Alere, Inc.	6.50%		06/15/2020	7,280,000
8,000,000	American Eagle Energy Corporation	11.00%	^u	09/01/2019	2,920,000
16,313,000	American Tire Distributors, Inc.	10.25%	^	03/01/2022	17,495,692
12,698,000	Argos Merger Sub, Inc.	7.13%	^	03/15/2023	13,332,900
13,065,000	BMC Software Finance, Inc.	8.13%	^	07/15/2021	10,631,644
6,825,000	Chemours Company	7.00%	^	05/15/2025	6,637,312
475,000	Cloud Peak Energy Resources LLC	6.38%		03/15/2024	342,000
6,900,000	Constellis Holdings LLC	9.75%	^	05/15/2020	6,675,750
12,000,000	Coveris Holdings S.A.	7.88%	^	11/01/2019	12,000,000
15,000,000	Crimson Merger Sub, Inc.	6.63%	^	05/15/2022	13,275,000
10,000,000	CrownRock LP	7.13%	^	04/15/2021	10,400,000
10,755,000	Energy Gulf Coast, Inc.	11.00%	^	03/15/2020	9,491,287
1,130,000	Energy Gulf Coast, Inc.	7.50%		12/15/2021	372,900
2,250,000	Energy Gulf Coast, Inc.	6.88%		03/15/2024	742,500
11,710,000	Energy Partners Ltd.	8.25%		02/15/2018	7,113,825
15,025,000	Expo Event Transco, Inc.	9.00%	^	06/15/2021	15,626,000
14,987,000	Gates Global LLC	6.00%	^	07/15/2022	13,638,170
9,875,000	Gray Television, Inc.	7.50%		10/01/2020	10,504,531
8,682,000	HD Supply, Inc.	7.50%		07/15/2020	9,224,625
18,470,000	Hexion Finance Corporation	6.63%		04/15/2020	17,038,575
15,000,000	Hillman Group, Inc.	6.38%	^	07/15/2022	14,250,000
9,900,000	Infor, Inc.	6.50%	^	05/15/2022	10,122,750
4,875,000	Italics Merger Sub, Inc.	7.13%	^	07/15/2023	4,826,250
15,510,000	KB Home	7.63%		05/15/2023	16,285,500
2,435,000	Kindred Escrow Corporation	8.00%	^	01/15/2020	2,611,537
16,075,000	Legacy Reserves LP	6.63%		12/01/2021	13,101,125
15,350,000	Memorial Production Partners LP	7.63%		05/01/2021	14,697,625
8,484,000	Midas Intermediate Holdco LLC	7.88%	^	10/01/2022	8,505,210
9,770,000	Murray Energy Corporation	11.25%	^	04/15/2021	8,231,225
9,600,000	Navient Corporation	5.88%		10/25/2024	9,048,000
10,000,000	Neiman Marcus Group Ltd.	8.00%	^	10/15/2021	10,600,000
6,850,000	Omega LLC	8.75%	^	07/15/2023	6,867,125
14,500,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	12,832,500
9,750,000	Plastipak Holdings, Inc.	6.50%	^	10/01/2021	9,969,375
11,100,000	Post Holdings, Inc.	6.00%	^	12/15/2022	10,725,375
6,530,000	RCN Telecom Services LLC	8.50%	^	08/15/2020	6,864,663
7,225,000	Regal Entertainment Group	5.75%		02/01/2025	7,080,500
12,920,000	Reynolds Group Issuer LLC	8.25%		02/15/2021	13,469,100
14,200,000	Sanchez Energy Corporation	7.75%		06/15/2021	14,200,000
2,425,000	Sandridge Energy, Inc.	8.75%	^	06/01/2020	2,240,094
9,800,000	Scientific Games International, Inc.	7.00%	^	01/01/2022	10,167,500
15,500,000	Select Medical Corporation	6.38%		06/01/2021	15,732,500
15,000,000	Signode Industrial Group, Inc.	6.38%	^	05/01/2022	14,625,000
14,787,000	Southern Graphics, Inc.	8.38%	^	10/15/2020	15,230,610
15,000,000	SUPERVALU, Inc.	6.75%		06/01/2021	15,225,000
15,325,000	TransDigm, Inc.	6.50%		07/15/2024	15,210,063
19,790,000	Triangle USA Petroleum Corporation	6.75%	^	07/15/2022	15,436,200
11,000,000	Ultra Petroleum Corporation	6.13%	^	10/01/2024	9,707,500
4,900,000	Univar, Inc.	6.75%	^	07/15/2023	4,961,250
4,875,000	Viking Cruises Ltd.	6.25%	^	05/15/2025	4,862,813
10,000,000	WCI Communities, Inc.	6.88%		08/15/2021	10,375,000
17,750,000	Woodside Homes Company LLC	6.75%	^	12/15/2021	16,862,500

Total US Corporate Bonds (Cost $589,274,529)					563,711,801

US Government / Agency Mortgage Backed Obligations - 9.7%
20,872,457	Federal Home Loan Mortgage Corporation, Series 3631-SJ	6.05%	#I/F I/O	02/15/2040	3,890,824

33,034,300	Federal Home Loan Mortgage Corporation, Series 3770-SP	6.31%	#I/F I/O	11/15/2040	4,037,601
52,378,823	Federal Home Loan Mortgage Corporation, Series 3980-SX	6.31%	#I/F I/O	01/15/2042	11,059,213
11,418,271	Federal Home Loan Mortgage Corporation, Series 4203-US	5.72%	#I/F	05/15/2033	10,230,902
19,003,797	Federal Home Loan Mortgage Corporation, Series 4212-NS	5.18%	#I/F	06/15/2043	16,354,107
8,918,396	Federal Home Loan Mortgage Corporation, Series 4236-SC	11.51%	#I/F	08/15/2043	9,583,686
10,155,489	Federal National Mortgage Association, Series 2006-83-SH	6.37%	#I/F I/O	09/25/2036	2,144,286
18,437,311	Federal National Mortgage Association, Series 2007-22-S	6.56%	#I/F I/O	03/25/2037	3,648,301
41,249,158	Federal National Mortgage Association, Series 2010-123-SK	5.86%	#I/F I/O	11/25/2040	8,160,300
2,490,665	Federal National Mortgage Association, Series 2012-140-SC	7.55%	#I/F	12/25/2042	2,476,107
52,323,781	Federal National Mortgage Association, Series 2012-52-PS	6.39%	#I/F I/O	05/25/2042	11,013,685
3,172,047	Federal National Mortgage Association, Series 2013-111-US	11.23%	#I/F	11/25/2043	3,239,358
25,225,233	Federal National Mortgage Association, Series 2013-55-US	5.72%	#I/F	06/25/2043	21,608,956
50,767,854	Federal National Mortgage Association, Series 2013-58-KS	5.64%	#I/F	06/25/2043	45,623,649
26,081,240	Federal National Mortgage Association, Series 2013-58-SC	5.72%	#I/F	06/25/2043	23,687,921
41,225,096	Federal National Mortgage Association, Series 2013-64-SH	5.72%	#I/F	06/25/2043	36,737,394
4,002,082	Federal National Mortgage Association, Series 2013-82-SB	11.24%	#I/F	08/25/2043	4,201,324

Total US Government / Agency Mortgage Backed Obligations (Cost $225,778,819)					217,697,614

Short Term Investments - 0.6%
4,186,963	BlackRock Institutional Liquidity Funds FedFund Portfolio	0.01%	¿		4,186,963
4,186,964	Fidelity Institutional Government Portfolio	0.01%	¿		4,186,964
4,186,963	Morgan Stanley Institutional Liquidity Fund Government Portfolio	0.04%	¿		4,186,963

Total Short Term Investments (Cost $12,560,890)					12,560,890

Total Investments - 145.4% (Cost $3,402,725,030) ‡					3,267,471,900
Liabilities in Excess of Other Assets - (45.4)%					(1,019,925,954)

NET ASSETS - 100.0%					$2,247,545,946

#	Variable rate security. Rate disclosed as of June 30, 2015.

&	Unfunded or partially unfunded loan commitment

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2015, the value of these securities amounted to $1,284,960,392 or 57.2% of net assets.

†	Perpetual Maturity

u	Issuer is in default of interest payments

¥	Illiquid security. At June 30, 2015, the value of these securities amounted to $22,863,792 or 1.0% of net assets.

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

¿	Seven-day yield as of June 30, 2015

‡	All securities have been segregated for the benefit of the counterparty as collateral for line of credit.

The cost basis of investments for federal income tax purposes at June 30, 2015 was as follows+:

Tax Cost of Investments	$3,403,692,321

Gross Tax Unrealized Appreciation	49,497,767
Gross Tax Unrealized Depreciation	(185,718,188)

Net Tax Unrealized Appreciation (Depreciation)	$(136,220,421)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	69.0%
US Corporate Bonds	25.1%
Bank Loans	14.7%
Non-Agency Commercial Mortgage Backed Obligations	12.7%
US Government / Agency Mortgage Backed Obligations	9.7%
Collateralized Loan Obligations	7.7%
Non-Agency Residential Collateralized Mortgage Obligations	4.5%
Municipal Bonds	1.4%
Short Term Investments	0.6%
Other Assets and Liabilities	(45.4)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	74.6%
Brazil	14.6%
Mexico	12.7%
Peru	5.9%
Colombia	5.7%
Russia	5.6%
Canada	3.8%
Chile	3.8%
Dominican Republic	3.5%
India	2.4%
Jamaica	2.1%
Luxembourg	1.5%
Paraguay	1.3%
Indonesia	1.2%
El Salvador	1.1%
Costa Rica	1.0%
South Africa	0.9%
China	0.8%
Hungary	0.6%
Belgium	0.5%
Guatemala	0.5%
Australia	0.4%
Ireland	0.4%
United Kingdom	0.3%
Netherlands	0.2%
Other Assets and Liabilities	(45.4)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Oil & Gas	12.8%
Non-Agency Commercial Mortgage Backed Obligations	12.7%
US Government / Agency Mortgage Backed Obligations	9.7%
Building and Development	9.1%
Collateralized Loan Obligation	7.7%
Telecommunications	7.6%
Banking	7.2%
Consumer Products	7.1%
Mining	6.2%
Utilities	5.4%
Finance	4.8%
Transportation	4.7%
Chemicals/Plastics	4.7%
Non-Agency Residential Collateralized Mortgage Obligations	4.5%
Healthcare	3.6%
Automotive	3.4%
Hotels/Motels/Inns and Casinos	3.4%
Retailers (other than Food/Drug)	3.2%
Media	3.1%
Business Equipment and Services	2.7%
Containers and Glass Products	2.4%
Electronics/Electric	2.4%
Pulp & Paper	1.9%
Food/Drug Retailers	1.6%
Construction	1.5%
Technology	1.4%
Municipal Bonds	1.4%
Insurance	1.2%
Beverage and Tobacco	1.1%
Industrial Equipment	1.1%
Real Estate	1.0%
Food Products	1.0%
Aerospace and Defense	1.0%
Financial Intermediaries	0.8%
Leisure	0.7%
Environmental Control	0.7%
Short Term Investments	0.6%
Other Assets and Liabilities	(45.4)%

100.0%

Summary of Fair Value Disclosure

June 30, 2015 (Unaudited)

Security Valuation. The Fund has adopted accounting principles generally accepted in the United States of America (“US GAAP”) fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values would be categorized as Level 3.

Fixed-income class	Examples of Standard Inputs
All

Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Quotations from dealers and trading systems

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in private investment funds typically will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy. As of June 30, 2015, the Fund did not hold any investments in private investment funds.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Valuation Committee and the Pricing Group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20151:

Category

Investments in Securities
Level 1
Money Market Funds	$12,560,890

Total Level 1	12,560,890
Level 2
Foreign Corporate Bonds	1,550,473,532
US Corporate Bonds	563,711,801
Bank Loans	330,207,915
Non-Agency Commercial Mortgage Backed Obligations	263,978,031
US Government / Agency Mortgage Backed Obligations	217,697,614
Collateralized Loan Obligations	174,245,489
Non-Agency Residential Collateralized Mortgage Obligations	101,395,028
Municipal Bonds	30,487,500

Total Level 2	3,232,196,910
Level 3
Non-Agency Commercial Mortgage Backed Obligations	22,714,100

Total Level 3	22,714,100

Total	$3,267,471,900

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into and out of Level 1 during the period ended June 30, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Solutions Fund	Balance as of 9/30/2014	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[4]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [3]	Transfers Out of Level 3 [3]	Balance as of 6/30/2015	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2015[4]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$11,304,539	$-	$103,151	$5,581	$4,220,395	$-	$7,080,434	$-	$22,714,100	$(890,870)

Total	$11,304,539	$-	$103,151	$5,581	$4,220,395	$-	$7,080,434	$-	$22,714,100	$(890,870)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Transfers between Level 2 and Level 3 were due to a change in observable and/or unobservable inputs.

4 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2015 may be due to a security that was not held or categorized as Level 3 at either period end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Solutions Fund	Fair Value as of 6/30/2015 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$22,714,100	Market Comparables	Yields	9.21% - 15.81%	Increase in yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title)        /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                      8/26/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                      8/26/15

By (Signature and Title)          /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                      8/26/15